Other Comprehensive (Loss) Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	$ (1,033.4)
Other Comprehensive Income (Loss)	121.3		155.8		(26.6)
Balance at end of period	(912.1)		(1,033.4)
Net Unrealized Gains (Losses) Previously Impaired Securities [Member]
Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(47.2)	[1]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	57.3	[1]	58.2	[1]	75.1	[1]
Other Comprehensive Income (Loss)	(23.1)	[1]	(0.9)	[1]	(16.9)	[1]
Balance at end of period	34.2	[1]	57.3	[1]	58.2	[1]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	24.1	[1],[2]
Net Unrealized Gains (Losses) All Other Securities [Member]
Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(522.1)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	825.2		595.2		375.2
Other Comprehensive Income (Loss)	(498.4)		230.0		220.0
Balance at end of period	326.8		825.2		595.2
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	23.7	[2]
Net Unrealized Gains (Losses) Foreign Currency And Derivatives [Member]
Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	26.4
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(29.5)		(33.7)		(27.3)
Other Comprehensive Income (Loss)	29.9		4.2		(6.4)
Balance at end of period	0.4		(29.5)		(33.7)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	3.5	[3]
Pension and OPEB Plan [Member]
Comprehensive Income Loss [Line Items]
Unrealized Net Losses Arising During Period Pretax	869.3		189.8		402.6
Other comprehensive income, Pensions and Other Post Retirement Employee Benefit Plans, net of tax	565.1
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,886.4)		(1,808.9)		(1,585.6)
Net unrealized gains (losses)	565.1		(123.4)		(261.7)
Reclassification to earnings	(47.8)		(45.9)		(38.4)
Other Comprehensive Income (Loss)	612.9		(77.5)		(223.3)
Balance at end of period	(1,273.5)		(1,886.4)		(1,808.9)
Pension and OPEB plans	47.8	[4]
Other Comprehensive Income Loss Pretax Reclassification To Earnings	73.6		70.6		59.1
Accumulated Other Comprehensive Loss [Member]
Comprehensive Income Loss [Line Items]
Other comprehensive income (loss), before reclassification	22.2
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,033.4)		(1,189.2)		(1,162.6)
Reclassification to earnings	(99.1)
Other Comprehensive Income (Loss)	121.3		155.8		(26.6)
Balance at end of period	(912.1)		(1,033.4)		(1,189.2)
Unrecognized Net Actuarial Loss [Member] | Pension Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,863.0)		(1,778.3)		(1,547.9)
Net unrealized gains (losses)	550.1		(130.4)		(268.3)
Reclassification to earnings	49.0		45.7		37.9
Balance at end of period	(1,263.9)		(1,863.0)		(1,778.3)
Unrecognized Net Actuarial Loss [Member] | OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(46.4)		(56.3)		(66.1)
Net unrealized gains (losses)	15.0		7.0		6.6
Reclassification to earnings	(1.5)		(2.9)		(3.2)
Balance at end of period	(29.9)		(46.4)		(56.3)
Unrecognized Prior Service Costs [Member] | Pension Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	1.2		1.5		1.8
Net unrealized gains (losses)	0		0		0
Reclassification to earnings	(0.3)		(0.3)		(0.3)
Balance at end of period	0.9		1.2		1.5
Unrecognized Prior Service Costs [Member] | OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	21.8		24.2		26.6
Net unrealized gains (losses)	0		0		0
Reclassification to earnings	2.4		2.4		2.4
Balance at end of period	$ 19.4		$ 21.8		$ 24.2

[1]	Represents unrealized gains on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired security.
[2]	Reclassifications out of accumulated other comprehensive income for previously impaired debt securities and all other securities are reflected in net realized capital gains (losses) within the Consolidated Statements of Income.
[3]	Reclassifications out of accumulated other comprehensive income for foreign currency gains (losses) and derivatives are reflected in net realized capital gains (losses) within the Consolidated Statements of Income, except for derivatives related to interest rate swaps which are reflected in interest expense and were not material during 2013.
[4]	Reclassifications out of accumulated other comprehensive income for pension and OPEB plan expenses are reflected in general and administrative expenses within the Consolidated Statements of Income (Refer to Note 11 beginning on page 114 for additional information).